Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurements
Fair Value Measurements

3.Fair Value Measurements

Assets and liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following as of September 30, 2021 (in thousands):

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Preferred stock warrants	$17,457	$—	$—	$17,457
One SRL call option (see Note 11)	2,040	—	—	2,040
Total liabilities measured at fair value	$19,497	$—	$—	$19,497

Assets and liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following as of December 31, 2020 (in thousands):

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities	$23,998	$23,998	$—	$—
Total assets measured at fair value	$23,998	$23,998	$—	$—
Liabilities:
Preferred stock warrants	$12,099	$—	$—	$12,099
One SRL call option (see Note 11)	1,545	—	—	1,545
Total liabilities measured at fair value	$13,644	$—	$—	$13,644

There were no transfers into or out of level 3 instruments and/or between level 1 and level 2 instruments during the nine months ended September 30, 2021. The fair value of the preferred stock warrant liability and call option liability includes inputs not observable in the market and thus represents a Level 3 measurement. The Company estimates the fair value of the underlying stock by estimating the probability of various change of control events occurring and then estimates the present value of the amount the holders would receive upon the change in control.

The significant assumptions used in the model is the probability of the following scenarios occurring:

	September 30,	December 31,
	2021	2020
Long-term IPO scenario	15.0%	75.0%
Special purpose acquisition company (“SPAC”) scenario	75.0%	0.0%
Market adjusted equity value method	10.0%	25.0%

Preferred stock warrant liability

Preferred stock warrants are recorded at estimated fair value at the date of issuance and are remeasured at each subsequent reporting date. Fair value is determined using a Black-Scholes option pricing model. The significant inputs used in estimating the fair value of warrants include the estimated fair value of the underlying stock, expected term, risk free interest rate, and expected volatility. The Company estimates the fair value of the underlying stock by estimating the probability of various change of control events occurring and then estimates the present value of the amount the holders would receive upon the change in control.

The following represents a summary of the changes to the Company’s warrant liability for the nine months ended September 30, 2021 (in thousands):

	Series A‑1	Series A‑3	Series A‑4
	Warrants	Warrants	Warrants	Total
Balance at December 31, 2020	$581	$2,896	$8,622	$12,099
Exercise of warrants	(937)	(2,987)	—	(3,924)
Change in fair value of warrant liability	356	91	8,835	9,282
Balance at September 30, 2021	$—	$—	$17,457	$17,457

Warrants with expiration dates of less than one year from the date of the consolidated balance sheets are recorded under current liabilities on the consolidated balance sheets. As of September 30, 2021, the Company reported a warrant liability in the amount of $17.5 million under current liabilities. As of December 31, 2020, the Company reported a warrant liability in the amount of $0.6 million and $11.5 million under current and noncurrent liabilities, respectively. The Company recognized losses of $9.3 million and $1.0 million in the consolidated statements of operations related to changes in the fair value of warrants during the nine months ended September 30, 2021 and 2020, respectively.

The following weighted average assumptions were used to determine the fair value of the warrant liability at September 30, 2021:

Series A-4
Warrants
Expected term	0.5 year
Expected volatility	63.0%
Expected dividend yield	0.0%
Risk free interest rate	0.3%
Estimated fair value of the redeemable convertible preferred stock	$24.67
Exercise price of warrants	$0.04

The following weighted average assumptions were used to determine the fair value of the warrant liability at December 31, 2020:

	Series A‑1	Series A‑3	Series A‑4
	Warrants	Warrants	Warrants
Expected term	0.3 years	1.5 years	2.6 years
Expected volatility	48.0%	68.0%	59.0%
Expected dividend yield	0.0%	0.0%	0.0%
Risk free interest rate	0.1%	0.1%	0.2%
Estimated fair value of the redeemable convertible preferred stock	$12.24	$12.21	$12.22
Exercise price of warrants	$4.44	$0.04	$0.04

Call option liability

The call option liability was recorded at its estimated fair value at the date of issuance in October 2020 and is remeasured at each subsequent reporting date. Fair value is determined using a Black-Scholes option pricing model. The significant inputs used in estimating the fair value of call option liability include the estimated fair value of the underlying stock price, expected term, risk free interest rate, and expected volatility.

The following represents a summary of the changes to Company’s call option liability from December 31, 2020 through September 30, 2021 (in thousands):

Balance at December 31, 2020	$1,545
Change in fair value of One SRL call option	601
Foreign currency translation gain	(106)
Balance at September 30, 2021	$2,040

During the nine months ended September 30, 2021, the Company recognized a loss of approximately $0.6 million related to changes in the fair value of the One SRL call option and a foreign currency translation gain of $0.1 million in other income (expense), net on the consolidated statements of operations.

Changes in the unobservable inputs noted above would impact the amount of the respective liability. For the respective liability, increases (decreases) in the estimates of the Company’s annual volatility would increase (decrease) the liability and an increase (decrease) in the annual risk-free rate would increase (decrease) the liability.

The Company issued equity-classified common stock warrants during the year ended December 31, 2020 (see Note 13). While the fair value of the common stock warrants represents a Level 3 measurement, equity-classified warrants are recorded at their initial fair value and not subsequently remeasured. As such, the common stock warrants and its unobservable inputs are not included in the above tables.

3.	Fair Value Measurements

Assets and liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following as of December 31, 2020 (in thousands):

	Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities	$23,998	$23,998	$—	$—
Total assets measured at fair value	$23,998	$23,998	$—	$—
Liabilities:
Preferred stock warrants	$12,099	$—	$—	$12,099
Contingent call option for investment in related party (see Note 11)	1,545	1,545
Total liabilities measured at fair value	$13,644	$—	$—	$13,644

Liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following as of December 31, 2019 (in thousands):

	Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Tranche rights liability	$310	$—	$—	$310
Preferred stock warrants	15,996	—	—	15,996
Total liabilities measured at fair value	$16,306	$—	$—	$16,306

There were no transfers into or out of level 3 instruments and/or between level 1 and level 2 instruments during the years ended December 31, 2020 and 2019. The fair value of the tranche right liability, preferred stock warrant liability, and call option liability includes inputs not observable in the market and thus represents a Level 3 measurement. The Company estimates the fair value of the underlying stock by estimating the probability of various change of control events occurring and then estimates the present value of the amount the holders would receive upon the change in control.

The significant assumption used in the model is the probability of the following scenarios occurring:

	At December 31,
	2020	2019
IPO scenario	75.0%	75.0%
Trade sale	25.0%	25.0%
Trade sale after Qualified Financing	0.0%	0.0%

Tranche right liability

Tranche rights are initially recorded at fair value, are subsequently adjusted for settlement of the tranche rights upon issuance of the tranche shares and are remeasured at each subsequent reporting date. The Company initially measures the fair value of the tranche rights at the issuance date, and subsequently at each reporting date, using a Black-Scholes option pricing model. The significant inputs used in estimating the fair value of tranche rights include the estimated fair value of the underlying stock, expected term of the tranche right, risk free interest rate, and expected volatility.

The following represents a summary of the changes to Company’s tranche right liability for the years ended December 31, 2020 and 2019 (in thousands):

Tranche
rights liability
Balance at January 1, 2019	$2,088
Change in fair value of tranche right liability immediately prior to tranche settlement in April 2019	473
Settlement of Series 2 Growth tranche right liability in April 2019	(2,561)
Establishment of Series 3 Growth tranche rights liability in December 2019	365
Change in fair value of Series 3 Growth tranche rights liability at December 31,2019	(55)
Balance at December 31, 2019	$310
Change in fair value of tranche right liability immediately prior to tranche settlement in April 2020	(256)
Settlement of Series 3 Growth tranche right liability in April 2020	(54)
Balance at December 31, 2020	$—

The change in the fair value of the Tranche Rights is influenced primarily by the price of the underlying Redeemable Convertible Preferred Stock and the remaining term of the Tranche Right. During the years ended December 31, 2020 and 2019, the Company recognized a loss of $0.3 million and a gain of $0.4 million, respectively, in the consolidated statements of operations related to changes in the fair value of tranche rights.

Preferred stock warrant liability

Preferred stock warrants are recorded at estimated fair value at the date of issuance and are remeasured at each subsequent reporting date. Fair value is determined using a Black-Scholes option pricing model. The significant inputs used in estimating the fair value of warrants include the estimated fair value of the underlying stock, expected term, risk free interest rate, and expected volatility. The Company estimates the fair value of the underlying stock by estimating the probability of various change of control events occurring and then estimates the present value of the amount the holders would receive upon the change in control.

The following represents a summary of the changes to Company’s warrant liability for the years ended December 31, 2020 and 2019 (in thousands):

				Series 3	Series 4
	Series A-1	Series A-3	Series A-4	Growth	Growth
	Warrants	Warrants	Warrants	Warrants	Options	Total
Balance at January 1, 2019	$752	$3,332	$10,067	$—	$—	$14,151
Issuance of Series 3 Growth warrant liability	—	—	—	4,706	—	4,706
Issuance of Series 4 Growth option liability	—	—	—	—	677	677
Change in fair value of warrant liability	(267)	(791)	(2,381)	(75)	(24)	(3,538)
Balance at December 31, 2019	485	2,541	7,686	4,631	653	15,996
Issuance of Series 4 Growth option liability	—	—	—	—	745	745
Extinguishment of Series 3 Growth warrant	—	—	—	(5,973)	—	(5,973)
Exercise of Series A-4 warrants	—	—	(135)	—	—	(135)
Change in fair value of warrant liability	96	355	1,071	1,342	(1,398)	1,466
Balance at December 31, 2020	$581	$2,896	$8,622	$—	$—	$12,099

Warrants with expiration dates of less than one year from the date of the consolidated balance sheets are recorded under current liabilities on the consolidated balance sheets. As of December 31, 2020, the Company reported a warrant liability in the amount of $0.6 million and $11.5 million under current and noncurrent liabilities, respectively. As of December 31, 2019, the Company reported a warrant liability in the amount of $0.7 million and $15.3 million under current and noncurrent liabilities, respectively. During the years ended December 31, 2020 and 2019, the Company recognized a loss of $1.5 million and a gain of $3.5 million, respectively, in the consolidated statements of operations related to changes in the fair value of warrants.

The following weighted average assumptions were used to determine the fair value of the warrant liability at December 31, 2020:

	Series A-1	Series A-3	Series A-4
	Warrants	Warrants	Warrants
Expected term	0.3 years	1.5 years	2.6 years
Expected volatility	48.0%	68.0%	59.0%
Expected dividend yield	0.0%	0.0%	0.0%
Risk free interest rate	0.1%	0.1%	0.2%
Estimated fair value of the redeemable convertible preferred stock	$12.24	$12.21	$12.22
Exercise price of warrants	$4.44	$0.04	$0.04

The following weighted average assumptions were used to determine the fair value of the warrant liability at December 31, 2019:

				Series 3	Series 4
	Series A-1	Series A-3	Series A-4	Growth	Growth
	Warrants	Warrants	Warrants	Warrants	Options
Expected term	1.3 years	2.5 years	3.6 years	10.0 years	0.96 years
Expected volatility	52.0%	55.0%	58.0%	45.0%	49.0%
Expected dividend yield	0.0%	0.0%	0.0%	0.0%	0.0%
Risk free interest rate	1.59%	1.60%	1.64%	1.92%	1.59%
Estimated fair value of the redeemable convertible preferred stock	$10.73	$10.70	$10.72	$17.09	$17.27
Exercise price of warrants	$4.44	$0.04	$0.04	$17.27	$20.72

Call option liability

The call option liability was recorded at estimated fair value at the date of issuance and is remeasured at each subsequent reporting date. Fair value is determined using a Black-Scholes option pricing model. The significant inputs used in estimating the fair value of call option liability include the estimated fair value of the underlying stock price, expected term, risk free interest rate, and expected volatility.

The following represents a summary of the changes to Company’s call option liability for the years ended December 31, 2020 (in thousands):

Fair value of call option liability at issuance	$1,494
Foreign currency translation loss	51
Balance at December 31, 2020	$1,545

There was no change in the fair value of the call option liability between its issuance on October 21, 2020 and December 31, 2020. A foreign currency translation loss of $0.1 million related to the liability was recognized in other income (expense), net on the consolidated statements of operations during the year ended December 31, 2020.

Changes in the unobservable inputs noted above would impact the amount of the respective liability. For the respective liability, increases (decreases) in the estimates of the Company’s annual volatility would increase (decrease) the liability and an increase (decrease) in the annual risk-free rate would increase (decrease) the liability.

The Company issued equity-classified common stock warrants during the year ended December 31, 2020 (see Note 13). While the fair value of the common stock warrants represents a Level 3 measurement, equity-classified warrants are recorded at their initial fair value and not subsequently remeasured. As such, the common stock warrants and its unobservable inputs are not included in the above tables.